GENERAL INFORMATION	6 Months Ended
Jun. 30, 2023
General Information
GENERAL INFORMATION

1. GENERAL INFORMATION

Antelope Enterprise Holdings Limited (“Antelope Enterprise” or the “Company”), formerly known as China Ceramics Co., Ltd (“CCCL”), is a British Virgin Islands company operating under the BVI Business Companies Act (2004) with its shares listed on the NASDAQ Stock Market (“symbol: AEHL”). Its predecessor company, China Holdings Acquisition Corp. (“CHAC”), was incorporated in Delaware on June 22, 2007, and was organized as a blank check company for the purpose of acquiring, through a stock exchange, an asset acquisition or other similar business combination, or controlling, through contractual arrangements, an operating business, that has its principal operations in Asia. The Company was organized to have no operations and no assets or liabilities of consequence outside of its investments in its operating subsidiaries. The   head office of the Company is located at Room 1802, Block D, Zhonghai International Center, Hi-Tech Zone, Chengdu, Sichuan Province, the People’s Republic of China (“PRC”).

On September 18, 2023, the Company effected a one-for-ten reverse split of its issued and outstanding Class A ordinary shares. The consolidated financial statements as of June 30, 2023 and December 31, 2022, and for the six months ended June 30, 2023 and 2022 were retroactively restated to reflect this reverse split.

Antelope Enterprise and its subsidiaries’ corporate structure as of June 30, 2023 was as follows: